Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Assets And Liabilities of Discontinued Operation

The carrying amount of the major classes of assets and liabilities of discontinued operation as of September 30, 2023 and December 31, 2022 consist of the following:

	September 30,	December 31,
	2023	2022
Assets of discontinued operation:
Current Assets:
Cash and cash equivalents	$63	$9,472
Accounts receivable, net	2,790	149,510
Others receivable	3,189	3,378
Advances and prepayments to suppliers	3,860	5,431
Inventory	45,803	313,530
Subtotal current assets from discontinued operation	55,705	481,321
Property, plant and equipment, net	1,180,994	1,349,625
Total assets from discontinued operation	$1,236,699	$1,830,946

Liabilities of discontinued operation:
Current Liabilities:
Accounts payable	$766,138	$751,135
Accounts payable - related party	-	263,628
Accrued expenses	82,915	62,754
Other current liabilities	100,402	8,227
Subtotal current liabilities	949,455	1,085,744
Total liabilities of discontinued operation	$949,455	$1,085,744

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations consist of the following:

	For the nine months ended	For the Year ended
	September 30,	December 31,	December 31,
	2023	2022	2021

Sales	$299,881	$395,481	$879,318
Costs of goods sold	349,810	501,711	1,055,530
Gross loss	(49,929)	(106,230)	(176,212)
Selling expenses	-	3,441	27,298
General and administrative expenses	232,890	117,910	154,283
Total operating expenses	232,890	121,351	181,581
Other income (expenses)	58	(76,609)	(13,482)
Loss before income tax	(282,761)	(304,190)	(371,275)
Income tax expense	-	792	351
Loss from discontinued operation	(282,761)	(304,982)	(371,626)
Gain from disposal, net of tax	865,085	-	-
Total gain (loss) from discontinued operations, net of income taxes	$582,324	$(304,982)	$(371,626)